SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted-average exercise price
Granted		$ 3.08		$ 2.72
Employee [Member]
Number of options
Outstanding at January 1, 2021		3,099,144
Granted		937,500
Exercised		(235,000)
Forfeited and cancelled		(360,000)
Outstanding as of December 31, 2021		3,441,644	3,099,144
Exercisable as of December 31, 2021		728,727
Weighted-average exercise price
Outstanding at January 1, 2021	[1]	$ 7.8
Granted	[1]	8
Exercised	[1]	5.7
Forfeited and cancelled	[1]	7
Outstanding as of December 31, 2021	[1]	8.1	$ 7.8
Exercisable as of December 31, 2021	[1]	$ 7.8
Weighted-average remaining contractual term
Outstanding at December 31		4 years 1 month 6 days	4 years 6 months
Exercisable as of December 31, 2021		2 years 8 months 12 days
Aggregate intrinsic value
Outstanding at December 31, 2021	[1]	$ 80	$ 1,737
Exercisable as of December 31, 2021	[1]	$ 80

[1]	*) In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis, see Note 11c.